Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment information
15. Segment information:
     We report segment information based on how our management organizes the operating segments to make operational decisions and to assess financial performance. We evaluate performance and allocate resources based on net income (loss) from continuing operations before net interest expense, taxes, depreciation and amortization, non-controlling interest and impairment loss (“Adjusted EBITDA”). The calculation of Adjusted EBITDA should not be viewed as a substitute for calculations under U.S. GAAP, in particular net income. Adjusted EBITDA is included in this Exhibit 99.1 to Current Report on Form 8-K because our management considers it an important supplemental measure of our performance and believes that it is frequently used by securities analysts, investors and other interested parties in the evaluation of companies in our industry, some of which present EBITDA when reporting their results. We regularly evaluate our performance as compared to other companies in our industry that have different financing and capital structures and/or tax rates by using Adjusted EBITDA. In addition, we use Adjusted EBITDA in evaluating acquisition targets. Management also believes that Adjusted EBITDA is a useful tool for measuring our ability to meet our future debt service, capital expenditures and working capital requirements, and Adjusted EBITDA is commonly used by us and our investors to measure our ability to service indebtedness. Adjusted EBITDA is not a substitute for the U.S. GAAP measures of earnings or cash flow and is not necessarily a measure of our ability to fund our cash needs. It should be noted that companies calculate EBITDA (including Adjusted EBITDA) differently and, therefore, EBITDA has material limitations as a performance measure because it excludes interest expense, taxes, depreciation and amortization. Adjusted EBITDA calculated by us may not be comparable to the EBITDA (or Adjusted EBITDA) calculation of another company and also differs from the calculation of EBITDA under our credit facilities (see Note 11 for a description of the calculation of EBITDA under our existing credit facility, as amended). See the table below for a reconciliation of Adjusted EBITDA to operating income (loss) by segment.
     Prior to July 1, 2011, we had three reportable operating segments: completion and production services (“C&PS”), drilling services and product sales. During July 2011, as a result of the sale of our Southeast Asian business, we restructured our reportable segments to better reflect our current operations. Our Southeast Asian business is accounted for as discontinued operations and we have combined the remaining product sales business into our drilling services segment for all periods presented.
     We have two reportable operating segments: C&PS and drilling services. The accounting policies of our reporting segments are the same as those used to prepare our consolidated financial statements as of December 31, 2010, 2009 and 2008. Inter-segment transactions are accounted for on a cost recovery basis.

		Drilling
	C&PS	Services	Corporate	Total
Year Ended December 31, 2010
Revenue from external customers	$1,354,797	$176,068	$—	$1,530,865
Inter-segment revenues	$248	$5,532	$(5,780)	$—
Adjusted EBITDA, as defined	$369,826	$38,240	$(39,088)	$368,978
Depreciation and amortization	$159,110	$19,652	$2,022	$180,784

Operating income (loss) from continuing operations	$210,716	$18,588	$(41,110)	$188,194
Capital expenditures	$156,787	$11,084	$2,048	$169,919
As of December 31, 2010
Segment assets	$1,485,897	$183,220	$132,121	$1,801,238
Year Ended December 31, 2009
Revenue from external customers	$897,584	$128,481	$—	$1,026,065
Inter-segment revenues	$105	$3,273	$(3,378)	$—
Adjusted EBITDA, as defined	$165,787	$9,545	$(34,313)	$141,019
Depreciation and amortization	$174,929	$22,253	$2,276	$199,458
Write-off of deferred financing fees	$—	$—	$(528)	$(528)
Fixed asset and other intangible impairment loss	$2,488	$36,158	$—	$38,646
Goodwill impairment loss	$97,643	$—	$—	$97,643

Operating income (loss) from continuing operations	$(109,273)	$(48,866)	$(36,061)	$(194,200)
Capital expenditures	$30,930	$6,708	$849	$38,487
As of December 31, 2009
Segment assets	$1,289,341	$186,028	$113,485	$1,588,854
Year Ended December 31, 2008
Revenue from external customers	$1,541,709	$248,108	$—	$1,789,817
Inter-segment revenues	$576	$11,687	$(12,263)	$—
Adjusted EBITDA, as defined	$467,100	$60,587	$(38,293)	$489,394
Depreciation and amortization	$156,298	$21,137	$2,401	$179,836
Goodwill impairment loss	$243,203	$28,803	$—	$272,006

Operating income (loss) from continuing operations	$67,599	$10,647	$(40,694)	$37,552
Capital expenditures	$211,648	$34,810	$7,318	$253,776
As of December 31, 2008
Segment assets	$1,629,017	$277,927	$80,409	$1,987,353
     Inter-segment sales in 2010, 2009 and 2008 were largely due to service work performed and drilling rigs assembled by a subsidiary in the product sales business segment that provided these services and rigs to a subsidiary in the drilling services business segment as well as other subsidiaries primarily in the completion and production services business segment.
     The following table reconciles the original presentation of the three operating segments to the current presentation for the years ended December 31, 2010, 2009 and 2008:

	Original	Discontinued		Current
	Presentation	Operations	Reclassification	Presentation
Year Ended December 31, 2010
Drilling services:
Revenue from external customers	$172,821	$—	$3,247	$176,068

Adjusted EBITDA, as defined	$38,973	$—	$(733)	$38,240
Depreciation and amortization	$18,480	$—	$1,172	$19,652

	Original	Discontinued		Current
	Presentation	Operations	Reclassification	Presentation
Operating income	$20,493	$—	$(1,905)	$18,588
Capital expenditures	$10,950	$—	$134	$11,084

Product Sales:
Revenue from external customers	$33,775	$(30,528)	$(3,247)	$—

Adjusted EBITDA, as defined	$5,197	$(5,930)	$733	$—
Depreciation and amortization	$2,211	$(1,039)	$(1,172)	$—

Operating income	$2,986	$(4,891)	$1,905	$—
Capital expenditures	$320	$(186)	$(134)	$—

Corporate:
Capital expenditures	$1,862	$186	$—	$2,048

Year Ended December 31, 2009
Drilling services:
Revenue from external customers	$114,729	$—	$13,752	$128,481

Adjusted EBITDA, as defined	$9,641	$—	$(96)	$9,545
Depreciation and amortization	$21,067	$—	$1,186	$22,253

Operating income	$(47,584)	$—	$(1,282)	$(48,866)
Capital expenditures	$6,680	$—	$28	$6,708

Product Sales:
Revenue from external customers	$44,081	$(30,329)	$(13,752)	$—

Adjusted EBITDA, as defined	$7,966	$(8,062)	$96	$—
Depreciation and amortization	$2,460	$(1,274)	$(1,186)	$—

Operating income	$5,506	$(6,788)	$1,282	$—
Capital expenditures	$228	$(200)	$(28)	$—

Corporate:
Capital expenditures	$649	$200	$—	$849

Year Ended December 31, 2008
Drilling services:
Revenue from external customers	$234,104	$—	$14,004	$248,108

Adjusted EBITDA, as defined	$58,743	$—	$1,844	$60,587
Depreciation and amortization	$19,961	$—	$1,176	$21,137
Goodwill impairment loss	$27,410	$—	$1,393	$28,803

Operating income	$11,372	$—	$(725)	$10,647
Capital expenditures	$34,253	$—	$557	$34,810

Product Sales:
Revenue from external customers	$59,102	$(45,098)	$(14,004)	$—

Adjusted EBITDA, as defined	$12,677	$(10,833)	$(1,844)	$—
Depreciation and amortization	$2,537	$(1,361)	$(1,176)	$—
Goodwill impairment loss	$1,393	$—	$(1,393)	$—

Operating income	$8,747	$(9,472)	$725	$—
Capital expenditures	$6,244	$(5,687)	$(557)	$—

Corporate:
Capital expenditures	$1,631	$5,687	$—	$7,318

Reconciliation of segment assets:
Year Ended December 31, 2010
C&PS(1)	$1,488,755	$—	$(2,858)	$1,485,897
Drilling services	$170,944	$—	$12,276	$183,220
Product sales	$35,015	$(25,597)	$(9,418)	$—
Corporate	$106,524	$25,597	$—	$132,121

Segment assets	$1,801,238	$—	$—	$1,801,238

Year Ended December 31, 2009
C&PS(1)	$1,292,199	$—	$(2,858)	$1,289,341
Drilling services	$172,605	$—	$13,423	$186,028
Product sales	$37,270	$(26,705)	$(10,565)	$—
Corporate	$86,780	$26,705	$—	$113,485

Segment assets	$1,588,854	$—	$—	$1,588,854

	Original	Discontinued		Current
	Presentation	Operations	Reclassification	Presentation
Year Ended December 31, 2008
C&PS(1)	$1,631,875	$—	$(2,858)	$1,629,017
Drilling services	$251,015	$—	$26,912	$277,927
Product sales	$52,048	$(27,994)	$(24,054)	$—
Corporate	$52,415	$27,994	$—	$80,409

Segment assets	$1,987,353	$—	$—	$1,987,353

(1)	The $2,858 represents goodwill associated with Southeast Asia.
     We do not allocate net interest expense or tax expense to the operating segments. The write-off of deferred financing fees of $528 for the year ended December 31, 2009 reduced Adjusted EBITDA, as defined, for the Corporate and Other segment. The following table reconciles operating income (loss) as reported above to net income from continuing operations for each of the years ended December 31, 2010, 2009 and 2008.

	2010	2009	2008
Segment operating income (loss)	$188,194	$(194,200)	$37,552
Interest expense	57,605	56,895	59,729
Interest income	(322)	(143)	(293)
Income taxes	50,835	(64,129)	70,707
Write-off of deferred financing fees	—	528	—

Net income (loss) from continuing operations	$80,076	$(187,351)	$(92,591)

     The following table summarizes the changes in the carrying amount of goodwill for continuing operations by segment for the three-year period ended December 31, 2010:

		Drilling
	C&PS	Services	Total
Balance at December 31, 2007	$511,906	$34,366	$546,272
Acquisitions	71,209	—	71,209
Impairment charge (a)	(243,481)	(28,803)	(272,284)
Contingency adjustment and other	(128)	—	(128)
Foreign currency translation	(6,335)	—	(6,335)

Balance at December 31, 2008	$333,171	$5,563	$338,734
Impairment charge (a)	(97,643)	—	(97,643)
Contingency adjustment and other	(126)	—	(126)

Balance at December 31, 2009	$235,402	$5,563	$240,965
Acquisitions	6,710	—	6,710

Balance at December 31, 2010	$242,112	$5,563	$247,675

(a)	We evaluate goodwill for impairment annually, or more often if indicators of impairment exist. For the year ending December 31, 2008, we determined that goodwill associated with our Canadian reportable unit was impaired as of the annual test date. Furthermore, due to the decline in the U.S. debt and equity markets, as well as the credit market, we re-performed the prescribed impairment testing at December 31, 2008 and noted impairment which impacted several of our reportable units. Therefore, we recorded an impairment charge of $272,006 for the year ended December 31, 2008. For the year ending December 31, 2009, we determined that goodwill associated with several of our reportable units was also impaired so we recorded an impairment charge of $97,643. See Note 2, “Significant accounting policies—Fair value measurements.”
 Geographic information (b):

	United		Other
	States	Canada	International	Total
Year Ended December 31, 2010
Revenue by sale origin to external customers	$1,398,091	$81,190	$51,584	$1,530,865
Income from continuing operations before taxes	$123,595	$1,255	$6,061	$130,911
December 31, 2010
Long-lived assets	$1,190,545	$31,398	$26,723	$1,248,666
Year Ended December 31, 2009
Revenue by sale origin to external customers	$910,297	$55,514	$60,254	$1,026,065
Income (loss) from continuing operations before taxes	$(254,884)	$(11,069)	$14,473	$(251,480)
December 31, 2009
Long-lived assets	$1,151,320	$37,719	$29,889	$1,218,928

	United		Other
	States	Canada	International	Total
Year Ended December 31, 2008
Revenue by sale origin to external customers	$1,647,176	$86,250	$56,391	$1,789,817
Income (loss) from continuing operations before taxes	$(9,802)	$(26,412)	$14,330	$(21,884)
December 31, 2008
Long-lived assets	$1,477,336	$44,312	$26,328	$1,547,976

(b)	The segment operating results provided above represent amounts for continuing operations as presented on the accompanying statements of operations. Long-lived assets presented above represent amounts associated with all operations as of the periods then ended as indicated. Revenues from external customers are assigned to geographic region based upon the domicile of the subsidiary providing the services or products to the customers.